Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Summary of Carrying Amounts of Each Class of Intangible Assets

The carrying amounts of each class of intangible assets were as follows:

	December 31
	2018	2019
Licenses	$23,073,400	$—
Computer software	7,192	2,845
	$23,080,592	$2,845

For the year ended December 31, 2018

	Licenses	Computer Software	Total
Cost
Balance at January 1, 2018	$73,400	$40,175	$113,575
Additions	23,000,000	2,895	23,002,895
Balance at December 31, 2018	$23,073,400	$43,070	$23,116,470
Accumulated amortization
Balance at January 1, 2018	$—	$29,523	$29,523
Amortization expenses	—	6,355	6,355
Balance at December 31, 2018	$—	$35,878	$35,878
Carrying amounts at December 31, 2018, net	$23,073,400	$7,192	$23,080,592

For the year ended December 31, 2019

	Licenses	Computer Software	Total
Cost
Balance at January 1, 2019	$23,073,400	$43,070	$23,116,470
Additions	—	—	—
Balance at December 31, 2019	$23,073,400	$43,070	$23,116,470
Accumulated amortization
Balance at January 1, 2019	$—	$35,878	$35,878
Amortization expenses	—	4,347	4,347
Impairment losses recognized	23,073,400	—	23,073,400
Balance at December 31, 2019	$23,073,400	$40,225	$23,113,625
Carrying amounts at December 31, 2019, net	$—	$2,845	$2,845